UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2026

Item 1.	Reports to Stockholders.

(a)

DWS Equity 500 Index VIP

Class A

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about DWS Equity 500 Index VIP (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$13	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.27%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Table Summary
Net Assets ($)	878,340,422
Number of Portfolio Holdings	506
Portfolio Turnover Rate (%)	3
Total Net Advisory Fees Paid ($)	540,363

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	101%
Cash Equivalents	0%
Government & Agency Obligations	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	38%
Financials	12%
Communication Services	10%
Consumer Discretionary	9%
Industrials	9%
Health Care	9%
Consumer Staples	5%
Energy	3%
Utilities	2%
Materials	2%
Real Estate	2%

Ten Largest Equity Holdings

Table Summary
Holdings	38.3% of Net Assets
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Alphabet, Inc.	5.9%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.7%
Broadcom, Inc.	2.8%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc.	1.9%
Tesla, Inc.	1.9%
Eli Lilly & Co.	1.5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

vit-equ500-TSRS-A

R-101839-3 (08/26)

DWS Equity 500 Index VIP

Class B

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about DWS Equity 500 Index VIP (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$33	0.63%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Table Summary
Net Assets ($)	878,340,422
Number of Portfolio Holdings	506
Portfolio Turnover Rate (%)	3
Total Net Advisory Fees Paid ($)	540,363

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	101%
Cash Equivalents	0%
Government & Agency Obligations	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	38%
Financials	12%
Communication Services	10%
Consumer Discretionary	9%
Industrials	9%
Health Care	9%
Consumer Staples	5%
Energy	3%
Utilities	2%
Materials	2%
Real Estate	2%

Ten Largest Equity Holdings

Table Summary
Holdings	38.3% of Net Assets
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Alphabet, Inc.	5.9%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.7%
Broadcom, Inc.	2.8%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc.	1.9%
Tesla, Inc.	1.9%
Eli Lilly & Co.	1.5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

vit-equ500-TSRS-B

R-101839-3 (08/26)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

June 30, 2026
Semiannual Financial Statements and Other Information
Deutsche DWS Investments VIT Funds
DWS Equity 500 Index VIP

Contents
3	Investment Portfolio
12	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements
23	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	DWS Equity 500 Index VIP

Investment Portfolioas of June 30, 2026 (Unaudited)

	Shares	Value ($)
Common Stocks 101.1%
Communication Services 9.8%
Diversified Telecommunication Services 0.6%
AT&T, Inc.	95,682	1,980,617
Comcast Corp. "A"	48,928	1,201,182
Verizon Communications, Inc.	57,560	2,437,091
		5,618,890
Entertainment 1.1%
Electronic Arts, Inc.	3,117	639,109
Live Nation Entertainment, Inc.*	2,182	399,546
Netflix, Inc.*	58,000	4,141,200
Take-Two Interactive Software, Inc.*	2,405	601,202
TKO Group Holdings, Inc.	864	173,932
Walt Disney Co.	23,891	2,299,509
Warner Bros Discovery, Inc.*	34,238	912,785
		9,167,283
Interactive Media & Services 7.9%
Alphabet, Inc. "A"	80,775	28,866,562
Alphabet, Inc. "C"	65,131	23,012,736
Meta Platforms, Inc. "A"	30,256	17,042,902
		68,922,200
Media 0.1%
Charter Communications, Inc. "A"*	1,189	169,088
EchoStar Corp. "A"*	1,859	188,689
Fox Corp. "A"	2,668	139,163
Fox Corp. "B"	1,872	87,684
News Corp. "A"	5,109	126,856
News Corp. "B"	1,693	47,506
Omnicom Group, Inc.	3,906	284,474
Paramount Skydance Corp. "B" (a)	4,114	40,564
Trade Desk, Inc. "A"*	6,150	111,192
		1,195,216
Wireless Telecommunication Services 0.1%
T-Mobile U.S., Inc.	6,410	1,075,150
Consumer Discretionary 9.4%
Automobile Components 0.0%
Aptiv PLC*	2,940	180,457
Automobiles 2.1%
Ford Motor Co.	54,118	752,240
General Motors Co.	12,492	962,883
Tesla, Inc.*	38,778	16,310,027
		18,025,150
	Shares	Value ($)
Broadline Retail 3.8%
Amazon.com, Inc.*	134,870	32,144,916
eBay, Inc.	6,117	683,574
		32,828,490
Distributors 0.0%
Genuine Parts Co.	1,921	226,640
Hotels, Restaurants & Leisure 1.6%
Airbnb, Inc. "A"*	5,754	823,397
Booking Holdings, Inc.	10,658	1,899,682
Carnival Corp. Ltd.	17,592	502,603
Chipotle Mexican Grill, Inc.*	17,600	598,400
Darden Restaurants, Inc.	1,590	327,556
Domino's Pizza, Inc.	403	119,304
DoorDash, Inc. "A"*	5,208	961,032
Expedia Group, Inc.	1,571	401,987
Hilton Worldwide Holdings, Inc.	3,136	1,036,323
Las Vegas Sands Corp.	4,178	192,982
Marriott International, Inc. "A"	3,018	1,118,441
McDonald's Corp.	9,799	2,648,768
MGM Resorts International*	2,752	131,573
Norwegian Cruise Line Holdings Ltd.*	6,534	137,933
Royal Caribbean Cruises Ltd.	3,434	1,090,398
Starbucks Corp.	15,746	1,609,084
Wynn Resorts Ltd.	1,213	117,770
Yum! Brands, Inc.	3,780	604,271
		14,321,504
Household Durables 0.2%
D.R. Horton, Inc.	3,593	585,228
Garmin Ltd.	2,279	541,354
Lennar Corp. "A"	2,978	269,479
NVR, Inc.*	36	245,282
PulteGroup, Inc.	2,660	364,979
		2,006,322
Leisure Products 0.0%
Hasbro, Inc.	1,898	156,756
Specialty Retail 1.5%
AutoZone, Inc.*	229	731,870
Best Buy Co., Inc.	2,756	209,125
Carvana Co.*	9,842	647,800
Home Depot, Inc.	13,703	4,832,774
Lowe's Companies, Inc.	7,688	1,695,127
O'Reilly Automotive, Inc.*	11,353	1,045,498
Ross Stores, Inc.	4,417	940,158
TJX Companies, Inc.	15,197	2,302,346
Tractor Supply Co.	7,296	230,627
Ulta Beauty, Inc.*	613	276,451
Williams-Sonoma, Inc.	1,648	384,149
		13,295,925
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 3

	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.2%
Deckers Outdoor Corp.*	1,983	196,892
Lululemon Athletica, Inc.*	1,473	168,187
NIKE, Inc. "B"	16,451	675,313
Ralph Lauren Corp.	517	207,529
Tapestry, Inc.	2,802	410,157
		1,658,078
Consumer Staples 4.6%
Beverages 1.0%
Brown-Forman Corp. "B"	2,441	65,053
Coca-Cola Co.	53,410	4,340,631
Constellation Brands, Inc. "A"	1,937	269,417
Keurig Dr Pepper, Inc.	18,595	608,614
Molson Coors Beverage Co. "B"	2,301	89,647
Monster Beverage Corp.*	9,879	949,570
PepsiCo, Inc.	18,836	2,550,394
		8,873,326
Consumer Staples Distribution & Retail 1.7%
Casey's General Stores, Inc.	506	402,164
Costco Wholesale Corp.	6,117	5,722,270
Dollar General Corp.	3,001	345,445
Dollar Tree, Inc.*	2,476	299,472
Kroger Co.	7,786	432,357
Sysco Corp.	6,551	547,532
Target Corp.	6,303	823,235
Walmart, Inc.	60,449	6,846,454
		15,418,929
Food Products 0.4%
Archer-Daniels-Midland Co.	6,685	510,734
Bunge Global SA	1,839	196,276
General Mills, Inc.	7,186	250,073
Hormel Foods Corp.	4,000	99,280
Kraft Heinz Co.	11,554	272,906
McCormick & Co., Inc.	3,495	176,218
Mondelez International, Inc. "A"	17,619	1,019,083
The Hershey Co.	2,074	363,883
The J.M. Smucker Co.	1,428	160,650
Tyson Foods, Inc. "A"	3,979	227,798
		3,276,901
Household Products 0.8%
Church & Dwight Co., Inc.	3,309	320,576
Clorox Co.	1,616	154,231
Colgate-Palmolive Co.	11,018	1,010,130
Kimberly-Clark Corp.	4,535	497,807
Procter & Gamble Co.	32,100	4,707,144
		6,689,888
	Shares	Value ($)
Personal Care Products 0.1%
Estee Lauder Companies, Inc. "A"	3,434	271,114
Kenvue, Inc.	26,462	505,689
		776,803
Tobacco 0.6%
Altria Group, Inc.	23,024	1,656,577
Philip Morris International, Inc.	21,476	3,885,223
		5,541,800
Energy 3.0%
Energy Equipment & Services 0.2%
Baker Hughes Co.	13,758	763,569
Halliburton Co.	11,668	396,129
SLB Ltd.	20,690	961,878
		2,121,576
Oil, Gas & Consumable Fuels 2.8%
APA Corp.	5,036	164,023
Chevron Corp.	25,770	4,271,635
ConocoPhillips	16,728	1,739,043
Devon Energy Corp.	15,966	659,715
Diamondback Energy, Inc.	2,681	471,266
EOG Resources, Inc.	7,290	945,732
EQT Corp.	8,719	463,589
Expand Energy Corp.	3,348	305,304
Exxon Mobil Corp.	57,094	7,805,892
Kinder Morgan, Inc.	27,052	864,852
Marathon Petroleum Corp.	4,009	1,024,981
Occidental Petroleum Corp.	9,936	482,592
ONEOK, Inc.	8,731	759,073
Phillips 66	5,488	927,746
Targa Resources Corp.	2,941	788,600
Texas Pacific Land Corp.	786	343,985
Valero Energy Corp.	4,068	1,059,470
Williams Companies, Inc.	16,798	1,248,763
		24,326,261
Financials 11.9%
Banks 3.5%
Bank of America Corp.	89,858	5,120,109
Citigroup, Inc.	23,481	3,286,401
Citizens Financial Group, Inc.	5,859	410,540
Fifth Third Bancorp.	12,501	704,681
Huntington Bancshares, Inc.	28,026	496,901
JPMorgan Chase & Co.	36,915	12,083,387
KeyCorp.	12,910	297,575
M&T Bank Corp.	1,990	473,640
PNC Financial Services Group, Inc.	5,505	1,355,441
Regions Financial Corp.	11,967	361,403
Truist Financial Corp.	17,035	848,684
U.S. Bancorp.	21,472	1,296,909
Wells Fargo & Co.	42,098	3,478,979
		30,214,650
The accompanying notes are an integral part of the financial statements.

4 |	DWS Equity 500 Index VIP

	Shares	Value ($)
Capital Markets 3.0%
Ameriprise Financial, Inc.	1,239	568,404
ARES Management Corp. "A" (a)	2,893	322,020
Bank of New York Mellon Corp.	9,470	1,369,457
Blackrock, Inc.	1,988	1,911,581
Blackstone, Inc.	10,228	1,203,529
Cboe Global Markets, Inc.	1,450	351,872
Charles Schwab Corp.	22,524	2,078,289
CME Group, Inc.	5,001	1,104,371
Coinbase Global, Inc. "A"*	3,081	450,411
FactSet Research Systems, Inc.	491	112,969
Franklin Resources, Inc.	4,125	137,239
Interactive Brokers Group, Inc. "A"	6,152	535,470
Intercontinental Exchange, Inc.	7,781	957,919
Invesco Ltd.	6,196	163,512
KKR & Co., Inc.	9,481	870,166
Moody's Corp.	2,065	935,280
Morgan Stanley	16,527	3,454,804
MSCI, Inc.	999	559,480
Nasdaq, Inc.	6,204	488,999
Northern Trust Corp.	2,583	449,029
Raymond James Financial, Inc.	2,420	367,913
Robinhood Markets, Inc. "A"*	10,947	1,097,765
S&P Global, Inc.	4,176	1,700,718
State Street Corp.	3,786	642,106
T. Rowe Price Group, Inc. (a)	2,915	331,406
The Goldman Sachs Group, Inc.	4,065	4,111,219
		26,275,928
Consumer Finance 0.5%
American Express Co.	7,332	2,480,049
Capital One Financial Corp.	8,541	1,713,495
Synchrony Financial	4,550	346,028
		4,539,572
Financial Services 3.3%
Apollo Global Management, Inc.	6,350	751,268
Berkshire Hathaway, Inc. "B"*	25,270	12,644,855
Block, Inc.*	7,334	557,384
Corpay, Inc.*	893	297,610
Fidelity National Information Services, Inc.	6,960	270,605
Fiserv, Inc.*	7,430	364,442
Global Payments, Inc.	3,288	238,577
Jack Henry & Associates, Inc.	932	128,374
Mastercard, Inc. "A"	11,106	5,704,042
PayPal Holdings, Inc.	12,050	520,319
Visa, Inc. "A"	22,856	7,841,665
		29,319,141
	Shares	Value ($)
Insurance 1.6%
Aflac, Inc.	6,302	738,909
Allstate Corp.	3,518	837,073
American International Group, Inc.	7,279	542,504
Aon PLC "A"	2,945	976,827
Arch Capital Group Ltd.*	4,726	458,706
Arthur J. Gallagher & Co.	3,555	816,121
Assurant, Inc.	700	187,971
Brown & Brown, Inc.	4,042	259,294
Chubb Ltd.	4,977	1,695,863
Cincinnati Financial Corp.	2,094	387,683
Erie Indemnity Co. "A" (a)	369	88,468
Everest Group Ltd.	562	200,763
Globe Life, Inc.	1,101	196,727
Hartford Insurance Group, Inc.	3,744	496,155
Loews Corp.	2,334	264,232
Marsh & McLennan Companies, Inc.	6,634	1,105,689
MetLife, Inc.	7,375	623,999
Principal Financial Group, Inc.	2,737	294,994
Progressive Corp.	8,050	1,758,522
Prudential Financial, Inc.	4,812	519,359
Travelers Companies, Inc.	2,911	960,979
W.R. Berkley Corp.	4,007	282,614
Willis Towers Watson PLC	1,313	343,179
		14,036,631
Health Care 9.0%
Biotechnology 1.7%
AbbVie, Inc.	24,331	6,122,653
Amgen, Inc.	7,424	2,688,379
Biogen, Inc.*	2,049	442,707
Gilead Sciences, Inc.	17,139	2,165,341
Incyte Corp.*	2,354	266,849
Moderna, Inc.*	4,802	336,284
Regeneron Pharmaceuticals, Inc.	1,369	853,626
Vertex Pharmaceuticals, Inc.*	3,508	1,742,529
		14,618,368
Health Care Equipment & Supplies 1.4%
Abbott Laboratories	23,967	2,174,766
Align Technology, Inc.*	932	157,191
Baxter International, Inc.	7,341	156,510
Becton Dickinson & Co.	3,772	570,817
Boston Scientific Corp.*	20,378	869,733
Dexcom, Inc.*	5,382	362,478
Edwards Lifesciences Corp.*	7,913	715,810
GE HealthCare Technologies, Inc.	6,200	396,862
IDEXX Laboratories, Inc.*	1,080	568,555
Insulet Corp.*	924	140,679
Intuitive Surgical, Inc.*	4,872	1,937,497
Medtronic PLC	17,709	1,385,375
ResMed, Inc.	2,012	392,099
Solventum Corp.*	2,089	161,166
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 5

	Shares	Value ($)
STERIS PLC	1,323	278,584
Stryker Corp.	4,758	1,498,009
The Cooper Companies, Inc.*	2,609	187,091
Zimmer Biomet Holdings, Inc.	2,624	225,900
		12,179,122
Health Care Providers & Services 1.7%
Cardinal Health, Inc.	3,250	772,070
Cencora, Inc.	2,670	755,557
Centene Corp.*	6,372	409,019
Cigna Group	3,656	1,007,886
CVS Health Corp.	17,626	1,823,410
DaVita, Inc.*	462	102,786
Elevance Health, Inc.	2,976	1,150,908
HCA Healthcare, Inc.	2,123	827,736
Henry Schein, Inc.*	1,381	115,341
Humana, Inc.	1,666	661,768
Labcorp Holdings, Inc.	1,145	320,600
McKesson Corp.	1,650	1,246,740
Quest Diagnostics, Inc.	1,545	327,463
UnitedHealth Group, Inc.	12,525	5,205,766
Universal Health Services, Inc. "B"	765	113,748
		14,840,798
Health Care Technology 0.0%
Veeva Systems, Inc. "A"*	2,088	370,557
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	3,907	518,967
Bio-Techne Corp.	2,199	155,359
Charles River Laboratories International, Inc.*	692	156,939
Danaher Corp.	8,690	1,655,271
IQVIA Holdings, Inc.*	2,288	442,087
Mettler-Toledo International, Inc.*	280	357,703
Revvity, Inc.	1,567	174,344
Thermo Fisher Scientific, Inc.	5,117	2,565,459
Waters Corp.*	1,340	502,554
West Pharmaceutical Services, Inc.	969	347,871
		6,876,554
Pharmaceuticals 3.4%
Bristol-Myers Squibb Co.	28,221	1,626,094
Eli Lilly & Co.	10,897	13,070,189
Johnson & Johnson	33,159	8,421,391
Merck & Co., Inc.	34,013	4,370,670
Pfizer, Inc.	78,320	1,885,946
Viatris, Inc.	16,210	257,415
Zoetis, Inc.	5,830	418,944
		30,050,649
Industrials 9.0%
Aerospace & Defense 2.3%
Axon Enterprise, Inc.*	1,107	620,595
Boeing Co.*	10,848	2,348,267
	Shares	Value ($)
GE Aerospace	14,362	5,367,510
General Dynamics Corp.	3,506	1,241,965
Honeywell Aerospace, Inc.*	4,356	963,025
Howmet Aerospace, Inc.	5,492	1,476,579
Huntington Ingalls Industries, Inc.	559	156,459
L3Harris Technologies, Inc.	2,580	749,722
Lockheed Martin Corp.	2,806	1,429,545
Northrop Grumman Corp.	1,843	938,658
RTX Corp.	18,544	3,518,353
Textron, Inc.	2,456	225,289
TransDigm Group, Inc.	766	1,020,343
		20,056,310
Air Freight & Logistics 0.3%
C.H. Robinson Worldwide, Inc.	1,645	309,819
Expeditors International of Washington, Inc.	1,779	289,941
FedEx Corp.	3,006	941,269
United Parcel Service, Inc. "B"	10,253	1,102,198
		2,643,227
Building Products 0.5%
A.O. Smith Corp.	1,621	101,669
Allegion PLC	1,137	159,737
Builders FirstSource, Inc.*	1,547	138,426
Carrier Global Corp.	10,692	784,258
Johnson Controls International PLC	8,369	1,222,795
Lennox International, Inc. (a)	440	252,098
Masco Corp.	2,806	228,324
Trane Technologies PLC	3,057	1,501,476
		4,388,783
Commercial Services & Supplies 0.4%
Cintas Corp.	4,694	798,355
Copart, Inc.*	12,130	341,945
Republic Services, Inc.	2,744	584,691
Rollins, Inc.	3,955	165,082
Veralto Corp.	3,453	306,212
Waste Management, Inc.	5,084	1,133,122
		3,329,407
Construction & Engineering 0.3%
Comfort Systems USA, Inc.	486	963,228
EMCOR Group, Inc.	618	512,866
Quanta Services, Inc.	2,060	1,483,282
		2,959,376
Electrical Equipment 1.3%
AMETEK, Inc.	3,179	769,127
Eaton Corp. PLC	5,364	2,285,708
Emerson Electric Co.	7,674	1,098,533
GE Vernova, Inc.	3,701	4,348,157
Generac Holdings, Inc.*	829	242,739
Hubbell, Inc.	733	383,505
The accompanying notes are an integral part of the financial statements.

6 |	DWS Equity 500 Index VIP

	Shares	Value ($)
Rockwell Automation, Inc.	1,521	753,017
Vertiv Holdings Co. "A"	5,285	1,769,524
		11,650,310
Ground Transportation 0.9%
CSX Corp.	25,684	1,220,760
Fedex Freight Holding Co., Inc.*	1,524	230,124
J.B. Hunt Transport Services, Inc.	1,040	301,007
Norfolk Southern Corp.	3,101	975,544
Old Dominion Freight Line, Inc.	2,540	550,164
Uber Technologies, Inc.*	28,037	2,023,150
Union Pacific Corp.	8,156	2,218,432
		7,519,181
Industrial Conglomerates 0.2%
3M Co.	7,155	1,158,466
Honeywell International, Inc.	4,356	975,308
		2,133,774
Machinery 2.0%
Caterpillar, Inc.	6,339	6,750,401
Cummins, Inc.	1,908	1,360,805
Deere & Co.	3,450	2,188,438
Dover Corp.	1,827	409,760
Fortive Corp.	4,096	250,225
IDEX Corp.	1,030	233,758
Illinois Tool Works, Inc.	3,620	979,101
Ingersoll Rand, Inc.	4,908	402,407
Nordson Corp.	745	224,759
Otis Worldwide Corp.	5,367	384,277
PACCAR, Inc.	7,256	871,591
Parker-Hannifin Corp.	1,743	1,704,863
Pentair PLC	2,142	164,206
Snap-on, Inc.	723	290,935
Stanley Black & Decker, Inc.	2,201	207,158
Westinghouse Air Brake Technologies Corp.	2,350	633,560
Xylem, Inc.	3,218	380,400
		17,436,644
Passenger Airlines 0.2%
Delta Air Lines, Inc.	8,937	837,039
Southwest Airlines Co.	6,788	349,039
United Airlines Holdings, Inc.*	4,436	603,252
		1,789,330
Professional Services 0.3%
Automatic Data Processing, Inc.	5,497	1,231,054
Broadridge Financial Solutions, Inc.	1,617	221,448
Equifax, Inc.	1,664	264,110
Jacobs Solutions, Inc.	1,621	204,246
Leidos Holdings, Inc.	1,767	181,948
	Shares	Value ($)
Paychex, Inc.	4,470	439,535
Verisk Analytics, Inc.	1,787	320,820
		2,863,161
Trading Companies & Distributors 0.3%
Fastenal Co.	15,856	761,564
United Rentals, Inc.	861	975,418
W.W. Grainger, Inc.	594	808,078
		2,545,060
Information Technology 38.5%
Communications Equipment 1.4%
Arista Networks, Inc.*	14,258	2,422,149
Ciena Corp.*	1,957	960,026
Cisco Systems, Inc.	54,405	6,390,411
F5, Inc.*	767	319,042
Lumentum Holdings, Inc.*	1,070	918,124
Motorola Solutions, Inc.	2,301	955,582
		11,965,334
Electronic Equipment, Instruments & Components 1.2%
Amphenol Corp. "A"	16,976	2,993,208
CDW Corp.	1,752	246,401
Coherent Corp.*	2,688	1,060,336
Corning, Inc.	10,810	2,761,198
Flex Ltd.*	5,060	820,074
Jabil, Inc.	1,462	563,572
Keysight Technologies, Inc.*	2,369	829,316
TE Connectivity PLC	3,992	804,827
Teledyne Technologies, Inc.*	648	432,151
Zebra Technologies Corp. "A"*	679	178,754
		10,689,837
IT Services 0.6%
Accenture PLC "A"	8,436	1,049,776
Akamai Technologies, Inc.*	1,988	235,002
Cognizant Technology Solutions Corp. "A"	6,607	255,889
Gartner, Inc.*	963	124,824
GoDaddy, Inc. "A"*	1,866	158,386
International Business Machines Corp.	12,948	3,641,107
VeriSign, Inc.	1,141	287,030
		5,752,014
Semiconductors & Semiconductor Equipment 19.4%
Advanced Micro Devices, Inc.*	22,463	13,048,981
Analog Devices, Inc.	6,720	2,668,982
Applied Materials, Inc.	10,931	7,903,113
Broadcom, Inc.	65,225	24,638,744
First Solar, Inc.*	1,464	345,445
Intel Corp.*	65,083	9,087,539
KLA Corp.	17,989	5,427,461
Lam Research Corp.	17,221	7,462,376
Marvell Technology, Inc.	12,061	3,592,851
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 7

	Shares	Value ($)
Microchip Technology, Inc.	7,473	681,538
Micron Technology, Inc.	15,536	17,933,049
Monolithic Power Systems, Inc.	676	934,475
NVIDIA Corp.	333,657	66,761,429
NXP Semiconductors NV	3,495	982,200
ON Semiconductor Corp.*	5,440	514,298
Qnity Electronics, Inc.	2,893	472,456
QUALCOMM, Inc.	14,516	2,682,412
Skyworks Solutions, Inc. (a)	1,996	135,329
Teradyne, Inc.	2,163	1,046,546
Texas Instruments, Inc.	12,553	3,741,673
		170,060,897
Software 7.6%
Adobe, Inc.*	5,540	1,135,811
AppLovin Corp. "A"*	3,704	1,908,412
Autodesk, Inc.*	2,929	569,456
Cadence Design Systems, Inc.*	3,799	1,425,841
Crowdstrike Holdings, Inc. "A"*	3,507	2,676,332
Datadog, Inc. "A"*	4,535	1,180,733
Fair Isaac Corp.*	318	379,940
Fortinet, Inc.*	8,577	1,317,599
Gen Digital, Inc.	7,605	189,288
Intuit, Inc.	3,803	992,583
Microsoft Corp.	102,347	38,177,478
Oracle Corp.	23,375	3,425,606
Palantir Technologies, Inc. "A"*	31,624	3,689,572
Palo Alto Networks, Inc.*	11,163	3,806,806
PTC, Inc.*	1,643	186,661
Roper Technologies, Inc.	1,384	468,332
Salesforce, Inc.	11,252	1,762,738
ServiceNow, Inc.*	14,193	1,409,081
Synopsys, Inc.*	2,643	1,178,963
Trimble, Inc.*	3,277	167,717
Tyler Technologies, Inc.*	594	173,721
Workday, Inc. "A"*	2,781	340,450
		66,563,120
Technology Hardware, Storage & Peripherals 8.3%
Apple, Inc.	202,352	58,552,574
Dell Technologies, Inc. "C"	3,985	1,719,368
Hewlett Packard Enterprise Co.	18,341	827,363
HP, Inc. (a)	12,454	273,241
NetApp, Inc.	2,730	422,495
Sandisk Corp.*	2,039	4,636,135
Seagate Technology Holdings PLC	3,088	2,979,920
Super Micro Computer, Inc.*	7,753	227,395
Western Digital Corp.	4,746	3,031,365
		72,669,856
	Shares	Value ($)
Materials 1.9%
Chemicals 1.0%
Air Products & Chemicals, Inc.	3,052	894,785
Albemarle Corp.	1,597	215,643
CF Industries Holdings, Inc.	2,150	232,759
Corteva, Inc.	9,162	775,930
Dow, Inc.	10,057	275,160
DuPont de Nemours, Inc.	1,850	250,934
Ecolab, Inc.	3,487	971,513
International Flavors & Fragrances, Inc.	3,466	274,577
Linde PLC	6,375	3,308,242
LyondellBasell Industries NV "A"	3,476	183,011
Mosaic Co.	4,375	92,706
PPG Industries, Inc.	3,093	375,150
Sherwin-Williams Co.	3,152	1,085,297
		8,935,707
Construction Materials 0.2%
CRH PLC	9,167	980,869
Martin Marietta Materials, Inc.	830	478,661
Vulcan Materials Co.	1,766	520,987
		1,980,517
Containers & Packaging 0.2%
Amcor PLC	6,217	269,507
Avery Dennison Corp.	1,082	175,663
Ball Corp.	3,694	230,505
International Paper Co.	7,289	277,711
Packaging Corp. of America	1,232	293,561
Smurfit Westrock PLC	7,323	338,762
		1,585,709
Metals & Mining 0.5%
Freeport-McMoRan, Inc.	19,858	1,248,870
Newmont Corp.	14,669	1,370,084
Nucor Corp.	3,125	696,094
Steel Dynamics, Inc.	1,854	425,419
		3,740,467
Real Estate 1.8%
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	2,246	118,701
Healthpeak Properties, Inc.	9,360	200,304
Ventas, Inc.	6,684	593,540
Welltower, Inc.	9,728	2,207,964
		3,120,509
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	8,827	209,288
Industrial REITs 0.2%
Prologis, Inc.	12,874	1,744,041
Office REITs 0.0%
BXP, Inc. (a)	2,111	139,980
The accompanying notes are an integral part of the financial statements.

8 |	DWS Equity 500 Index VIP

	Shares	Value ($)
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	4,013	540,511
CoStar Group, Inc.*	5,574	157,856
		698,367
Residential REITs 0.2%
AvalonBay Communities, Inc.	1,881	354,926
Camden Property Trust	1,334	152,730
Equity Residential	4,614	313,429
Essex Property Trust, Inc.	864	251,934
Invitation Homes, Inc.	7,383	223,040
Mid-America Apartment Communities, Inc.	1,629	226,333
UDR, Inc.	4,222	168,542
		1,690,934
Retail REITs 0.3%
Federal Realty Investment Trust	1,119	138,130
Kimco Realty Corp.	9,092	230,482
Realty Income Corp.	12,798	792,964
Regency Centers Corp.	2,289	182,525
Simon Property Group, Inc.	4,494	1,005,083
		2,349,184
Specialized REITs 0.7%
American Tower Corp.	6,413	1,048,974
Crown Castle, Inc.	6,046	457,864
Digital Realty Trust, Inc.	4,543	815,832
Equinix, Inc.	1,357	1,414,523
Extra Space Storage, Inc.	2,932	426,020
Iron Mountain, Inc.	4,087	516,229
Public Storage	2,192	697,735
SBA Communications Corp.	1,472	259,749
VICI Properties, Inc.	14,832	393,790
Weyerhaeuser Co.	9,996	239,304
		6,270,020
Utilities 2.2%
Electric Utilities 1.5%
Alliant Energy Corp.	3,619	276,093
American Electric Power Co., Inc.	7,474	1,022,518
Constellation Energy Corp.	4,416	1,096,802
Duke Energy Corp.	10,786	1,365,292
Edison International	5,247	390,639
Entergy Corp.	6,292	722,699
Evergy, Inc.	3,204	276,922
Eversource Energy	5,255	379,779
Exelon Corp.	14,135	658,974
FirstEnergy Corp.	7,298	346,947
NextEra Energy, Inc.	28,770	2,525,143
NRG Energy, Inc.	2,934	428,540
PG&E Corp.	30,060	505,609
Pinnacle West Capital Corp.	1,644	175,908
PPL Corp.	10,217	371,388
	Shares	Value ($)
Southern Co.	15,550	1,488,290
Xcel Energy, Inc.	8,521	684,236
		12,715,779
Gas Utilities 0.0%
Atmos Energy Corp.	2,284	393,465
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	9,493	139,168
Vistra Corp.	4,399	697,813
		836,981
Multi-Utilities 0.6%
Ameren Corp.	3,756	424,578
CenterPoint Energy, Inc.	9,140	402,526
CMS Energy Corp.	4,298	328,797
Consolidated Edison, Inc.	5,032	556,690
Dominion Energy, Inc.	12,088	825,489
DTE Energy Co.	2,905	442,635
NiSource, Inc.	6,614	314,496
Public Service Enterprise Group, Inc.	6,817	553,268
Sempra	8,960	830,682
WEC Energy Group, Inc.	4,538	529,902
		5,209,063
Water Utilities 0.0%
American Water Works Co., Inc.	2,648	348,424
Total Common Stocks (Cost $253,029,108)		888,009,571

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.0%
U.S. Treasury Obligations
U.S. Treasury Bills, 3.6% (b), 10/15/2026 (c) (Cost $255,260)	258,000	255,193

	Shares	Value ($)
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (d) (e) (Cost $185,875)	185,875	185,875
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 3.66% (d) (Cost $3,170,806)	3,170,806	3,170,806

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 9

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $256,641,049)	101.5	891,621,445
Other Assets and Liabilities, Net	(1.5)	(13,281,023)
Net Assets	100.0	878,340,422
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2026 are as follows:
Value ($) at 12/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2026	Value ($) at 6/30/2026
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (d) (e)
212,300	—	26,425 (f)	—	—	593	—	185,875	185,875
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 3.66% (d)
2,506,646	68,224,081	67,559,921	—	—	85,211	—	3,170,806	3,170,806
2,718,946	68,224,081	67,586,346	—	—	85,804	—	3,356,681	3,356,681

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2026 amounted to $1,357,922, which is 0.2% of net assets.

(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At June 30, 2026, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,202,661.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2026.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
At June 30, 2026, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
E-Mini S&P 500 Index	USD	9/18/2026	10	3,771,457	3,774,125	2,668
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

10 |	DWS Equity 500 Index VIP

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$888,009,571	$—	$—	$888,009,571
Government & Agency Obligations	—	255,193	—	255,193
Short-Term Investments (a)	3,356,681	—	—	3,356,681
Derivatives (b)
Futures Contracts	2,668	—	—	2,668
Total	$891,368,920	$255,193	$—	$891,624,113

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 11

Statement of
Assets and Liabilities
Statement of Operations
as of June 30, 2026 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $253,284,368) — including $1,357,922 of securities loaned	$888,264,764
Investment in DWS Government & Agency Securities Portfolio (cost $185,875)*	185,875
Investment in DWS Central Cash Management Government Fund (cost $3,170,806)	3,170,806
Cash	9,658
Receivable for investments sold	4,782
Receivable for Fund shares sold	8,264
Dividends receivable	400,540
Affiliated securities lending income receivable	238
Receivable for variation margin on futures contracts	24,045
Other assets	4,538
Total assets	892,073,510
Liabilities
Payable upon return of securities loaned	185,875
Payable for Fund shares redeemed	13,265,973
Accrued management fee	93,541
Accrued Trustees' fees	606
Other accrued expenses and payables	187,093
Total liabilities	13,733,088
Net assets, at value	$878,340,422
Net Assets Consist of
Distributable earnings (loss)	665,090,554
Paid-in capital	213,249,868
Net assets, at value	$878,340,422
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($777,145,645 ÷ 23,506,218 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$33.06
Class B
Net Asset Value, offering and redemption price per share ($101,194,777 ÷ 3,057,381 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$33.10

*	Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $1,202,661.
for the six months ended June 30, 2026 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $1,061)	$5,020,324
Interest	5,690
Income distributions — DWS Central Cash Management Government Fund	85,211
Affiliated securities lending income, net	593
Total income	5,111,818
Expenses:
Management fee	624,969
Administration fee	404,147
Services to shareholders	992
Record keeping fee (Class B)	62,943
Distribution service fees (Class B)	115,529
Custodian fee	6,380
Professional fees	35,293
Reports to shareholders	16,343
Trustees' fees and expenses	15,478
Other	25,738
Total expenses before expense reductions	1,307,812
Expense reductions	(87,924)
Total expenses after expense reductions	1,219,888
Net investment income	3,891,930
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	32,538,948
Futures contracts	827,721
33,366,669
Change in net unrealized appreciation (depreciation) on:
Investments	45,267,528
Futures contracts	12,013
45,279,541
Net gain (loss)	78,646,210
Net increase (decrease) in net assets resulting from operations	$82,538,140
The accompanying notes are an integral part of the financial statements.

12 |	DWS Equity 500 Index VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$3,891,930	$7,567,187
Net realized gain (loss)	33,366,669	58,672,648
Change in net unrealized appreciation (depreciation)	45,279,541	63,358,027
Net increase (decrease) in net assets resulting from operations	82,538,140	129,597,862
Distributions to shareholders:
Class A	(58,840,062)	(70,616,181)
Class B	(7,221,405)	(6,942,682)
Total distributions	(66,061,467)	(77,558,863)
Fund share transactions:
Class A
Proceeds from shares sold	28,191,094	31,524,183
Reinvestment of distributions	58,840,062	70,616,181
Payments for shares redeemed	(72,398,116)	(92,588,961)
Net increase (decrease) in net assets from Class A share transactions	14,633,040	9,551,403
Class B
Proceeds from shares sold	13,335,651	17,959,861
Reinvestment of distributions	7,221,405	6,942,682
Payments for shares redeemed	(10,077,258)	(10,299,299)
Net increase (decrease) in net assets from Class B share transactions	10,479,798	14,603,244
Increase (decrease) in net assets	41,589,511	76,193,646
Net assets at beginning of period	836,750,911	760,557,265
Net assets at end of period	$878,340,422	$836,750,911
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 13

Statements of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31,
Other Information	(Unaudited)	2025
Class A
Shares outstanding at beginning of period	22,977,987	22,229,078
Shares sold	878,299	1,053,700
Shares issued to shareholders in reinvestment of distributions	1,863,797	2,707,676
Shares redeemed	(2,213,865)	(3,012,467)
Net increase (decrease) in Class A shares	528,231	748,909
Shares outstanding at end of period	23,506,218	22,977,987
Class B
Shares outstanding at beginning of period	2,728,177	2,214,790
Shares sold	409,915	586,784
Shares issued to shareholders in reinvestment of distributions	228,309	265,393
Shares redeemed	(309,020)	(338,790)
Net increase (decrease) in Class B shares	329,204	513,387
Shares outstanding at end of period	3,057,381	2,728,177
The accompanying notes are an integral part of the financial statements.

14 |	DWS Equity 500 Index VIP

Financial Highlights
DWS Equity 500 Index VIP — Class A
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$32.55	$31.11	$26.97	$22.97	$30.22	$24.97
Income (loss) from investment operations:
Net investment income[a]	.16	.31	.33	.34	.33	.31
Net realized and unrealized gain (loss)	3.00	4.37	5.94	5.33	(5.75)	6.55
Total from investment operations	3.16	4.68	6.27	5.67	(5.42)	6.86
Less distributions from:
Net investment income	(.31 )	(.35 )	(.37 )	(.35 )	(.32 )	(.41 )
Net realized gains	(2.34)	(2.89)	(1.76)	(1.32)	(1.51)	(1.20)
Total distributions	(2.65)	(3.24)	(2.13)	(1.67)	(1.83)	(1.61)
Net asset value, end of period	$33.06	$32.55	$31.11	$26.97	$22.97	$30.22
Total Return (%)[b]	10.09 *	17.63	24.63	26.00	(18.34)	28.40
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	777	748	692	631	544	719
Ratio of expenses before expense reductions (%)[c]	.27 **	.27	.27	.27	.32	.32
Ratio of expenses after expense reductions (%)[c]	.25 **	.25	.25	.26	.26	.26
Ratio of net investment income (%)	.98 **	1.01	1.14	1.40	1.33	1.14
Portfolio turnover rate (%)	3 *	4	3	2	2	2

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 15

DWS Equity 500 Index VIP — Class B
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$32.56	$31.12	$26.97	$22.97	$30.20	$24.95
Income (loss) from investment operations:
Net investment income[a]	.10	.19	.22	.25	.24	.21
Net realized and unrealized gain (loss)	3.00	4.39	5.95	5.32	(5.74)	6.54
Total from investment operations	3.10	4.58	6.17	5.57	(5.50)	6.75
Less distributions from:
Net investment income	(.22 )	(.25 )	(.26 )	(.25 )	(.22 )	(.30 )
Net realized gains	(2.34)	(2.89)	(1.76)	(1.32)	(1.51)	(1.20)
Total distributions	(2.56)	(3.14)	(2.02)	(1.57)	(1.73)	(1.50)
Net asset value, end of period	$33.10	$32.56	$31.12	$26.97	$22.97	$30.20
Total Return (%)[b]	9.88 *	17.18	24.16	25.49	(18.62)	27.91
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	101	89	69	54	43	55
Ratio of expenses before expense reductions (%)[c]	.66 **	.66	.66	.66	.71	.71
Ratio of expenses after expense reductions (%)[c]	.63 **	.64	.64	.64	.64	.64
Ratio of net investment income (%)	.60 **	.62	.75	1.01	.95	.76
Portfolio turnover rate (%)	3 *	4	3	2	2	2

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

16 |	DWS Equity 500 Index VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Investments VIT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. DWS Equity 500 Index VIP (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to annual rates of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own

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assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2026, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

18 |	DWS Equity 500 Index VIP

As of June 30, 2026, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of June 30, 2026

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$1,388,536	$—	$—	$—	$1,388,536
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$185,875
Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions:					$1,202,661
Tax Information.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At June 30, 2026, the aggregate cost of investments for federal income tax purposes was $263,633,618. The net unrealized appreciation for all investments based on tax cost was $627,987,827. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $646,335,388 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $18,347,561.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in derivatives, the realized tax character on distributions from certain securities and income related to restructuring of certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

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Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2026, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default. Upon a futures contract close out or expiration, realized gain or loss is recognized.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of June 30, 2026, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2026, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $2,757,000 to $8,871,000.
The following table summarizes the value of the Fund's derivative instruments held as of June 30, 2026 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Futures Contracts
Equity Contracts (a)	$2,668
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2026 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$827,721
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$12,013
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Purchases and Sales of Securities
During the six months ended June 30, 2026, purchases and sales of investment securities (excluding short-term investments) aggregated $21,584,378 and $45,247,189, respectively.

20 |	DWS Equity 500 Index VIP

D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund’s average daily net assets	.150%
Next $1 billion of such net assets	.125%
Over $2 billion of such net assets	.100%
Accordingly, for the six months ended June 30, 2026, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund’s average daily net assets.
For the period from January 1, 2026 through April 30, 2027, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.25%
Class B	.63%
For the six months ended June 30, 2026, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$75,595
Class B	12,329
$87,924
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2026, the Administration Fee was $404,147, of which $70,602 is unpaid.
Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. For the six months ended June 30, 2026, the Distribution Service Fee was as follows:
Distribution Service Fees	Total Aggregated	Unpaid at June 30, 2026
Class B	$115,529	$20,425
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the

DWS Equity 500 Index VIP	| 21

shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2026, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2026
Class A	$372	$119
Class B	77	24
	$449	$143
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $604, of which $448 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Ownership of the Fund
At June 30, 2026, two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 53% and 15%, respectively. One Participating Insurance Company was owner of record of 10% or more of the total outstanding Class B shares of the Fund, owning 93%.
F.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2026.

22 |	DWS Equity 500 Index VIP

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Equity 500 Index VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2025.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

DWS Equity 500 Index VIP	| 23

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that, effective October 1, 2022, in connection with the 2022 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.05%. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

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Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
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(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/14/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/14/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	8/14/2026